Cover	May 13, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 13, 2022
Entity File Number	333-248779
Entity Registrant Name	CXJ GROUP CO., LIMITED
Entity Central Index Key	0001823635
Entity Tax Identification Number	85-2041913
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	C290, DoBe E-Manor,
Entity Address, Address Line Two	Dongning Road No. 553
Entity Address, Address Line Three	Jianggan District
Entity Address, City or Town	Hangzhou City
Entity Address, Country	CN
City Area Code	+86
Local Phone Number	18668175727
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false